Weighted Average Assumption used to Determine Benefit Obligation (Detail) (Successor)	Dec. 31, 2012	Dec. 31, 2011
U.S. Other Postretirement Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Discount rate	3.80%	4.70%
Non-U.S. Other Postretirement Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Discount rate	3.95%	4.25%